SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                           OF EVERGREEN BALANCED FUNDS


         Evergreen Asset Allocation Fund, Evergreen Balanced Fund and Evergreen Foundation Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 3/31/2003. The expenses as of 3/31/2003 for Evergreen Balanced Fund are not restated, as its total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Asset Allocation Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*



                                 Class A          Class B         Class C         Class I        Class R
   Management Fees                0.49%            0.49%           0.49%           0.49%          0.49%
   12b-1 Fees                     0.30%            1.00%           1.00%           0.00%          0.50%
   Other Expenses                 0.42%            0.42%           0.42%           0.42%          0.42%
   Total Fund Operating           1.21%            1.91%           1.91%           0.91%          1.41%
   Expenses**  ***

   *These fees have been restated to reflect current fees.
   **Because the Fund invests primarily in other mutual funds, the Fund will incur fees and expenses indirectly as a shareholder of the underlying funds. The indirect net annual operating expenses at March 31, 2003 are estimated to be 0.56%. Actual indirect expenses for the fiscal year ending March 31, 2004 will vary depending on the particular underlying funds in which the Fund invests.
   *** The Fund's investment advisory may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect any voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.15% for Class A, 1.89% for Class B, 1.89% for Class C, 0.89% for Class I, and 1.39% for Class R.


   Example of Fund Expenses

                                    Assuming Redemption At End of Period                      Assuming No Redemption
After:               Class A       Class B        Class C       Class I       Class R         Class B        Class C
1 year                $691          $694           $294           $93           $144            $194           $194
3 years               $937          $900           $600          $290           $446            $600           $600
5 years              $1,202        $1,232         $1,032         $504           $771           $1,032         $1,032
10 years             $1,957        $2,051         $2,233        $1,120         $1,691          $2,051         $2,233

   Evergreen Foundation Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                               Class A             Class B           Class C            Class I
   Management Fees                              0.50%               0.50%             0.50%              0.50%
   12b-1 Fees                                   0.30%               1.00%             1.00%              0.00%
   Other Expenses                               0.52%               0.52%             0.52%              0.52%
   Total Fund Operating Expenses                1.32%               2.02%             2.02%              1.02%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses


                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $702           $705            $305           $104             $205               $205
   3 years             $969           $934            $634           $325             $634               $634
   5 years            $1,257         $1,288          $1,088          $563            $1,088             $1,088
   10 years           $2,074         $2,168          $2,348         $1,248           $2,168             $2,348

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Asset Allocation Fund an annual fee based on the Fund's average daily net assets as follows:



              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.49%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.45%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Next $4 billion                  0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $5 billion                  0.35%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Balanced Fund an annual fee based on 1.5% of gross dividend and interest income plus a percentage of the Fund's average daily net assets as follows:


              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.26%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.21%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Foundation Fund an annual fee based on the Fund's average daily net assets as follows:



              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.55%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.45%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.40%
              -------------------------------------- -----------------







April 1, 2004                                                     569327 (4/04)